Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operation loss carryforwards		$ 21,000
Startup costs	$ 886,000	295,000
Total deferred tax asset	886,000	316,000
Valuation allowance	(886,000)	$ (316,000)
Total